Fixed assets (Tables)	12 Months Ended
Dec. 31, 2019
Other intangible assets and property, plant and equipment [abstract]
Schedule of gains (losses) on disposal of fixed assets

(in millions of euros)	2019	2018	2017
Transfer price	610	224	124
Net book value of assets sold	(307)	(44)	(36)
Proceeds from the disposal of fixed assets (1)	303	180	88

(1)	In 2019, the gains on disposal of fixed assets related to the sale and leaseback transactions amount to 195 million euros and mainly comprise property asset disposals in France and Poland, as well as mobile site disposals in Spain. These transactions fall within the context of the Group asset portfolio review.

Schedule of depreciation periods

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 16 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

Schedule of impairment of fixed assets

(in millions of euros)	2019	2018	2017
Egypt	89	(4)	2
Niger	0	(43)	(52)
Democratic Republic of the Congo	0	—	(119)
Poland	(12)	1	(1)
Other	(4)	(2)	(21)
Total of impairment of fixed assets	73	(49)	(190)

Schedule of other assumptions that affect the assessment of the recoverable amount

	December 31,	December 31,	December 31,
	2019	2018	2017
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.1%	1.2%	1.1%
Post-tax discount rate	7.4%	7.4%	7.6%
Pre-tax discount rate	8.8%	8.8%	8.9%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Schedule of other intangible assets, information on telecommunication licenses, and capitalized expenditure on intangible assets

(in millions of euros)	December 31, 2019				December 31,	December 31,
		Accumulated			2018	2017
		depreciation
		and	Accumulated	Net book	Net book	Net book
	Gross value	amortization	impairment	value	value	value
Telecommunications licenses	11,435	(5,340)	(51)	6,043	5,917	6,233
Software	12,833	(8,563)	(21)	4,250	4,046	3,946
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,117	(114)	(915)	88	89	88
Customer bases	5,329	(4,720)	(12)	597	449	555
Other intangible assets	2,230	(1,426)	(179)	626	439	384
Total	36,078	(20,163)	(1,178)	14,737	14,073	14,339

(in millions of euros)	2019	2018	2017
Net book value of other intangible assets - in the opening balance	14,073	14,339	14,602
Acquisitions of other intangible assets	2,385	1,895	1,893
o/w telecommunications licenses (1)	519	200	318
Impact of changes in the scope of consolidation (2)	328	69	(13)
Disposals	(10)	(0)	(7)
Depreciation and amortization	(2,286)	(2,256)	(2,138)
Impairment (3)	88	(10)	(55)
Translation adjustment	106	7	(74)
Reclassifications and other items	52	29	131
Reclassifications to assets held for sale	—	—	—
Net book value of other intangible assets - in the closing balance	14,737	14,073	14,339

(1)	Relates in 2019 to licenses for 296 million euros in Spain, for 119 million euros in Burkina Faso and for 82 million euros in Guinea. In 2018, related to the acquisition of the 5G license for 142 million euros in Spain. In 2017, related to the acquisition of licenses for 152 million euros in Mali.
(2)	In 2019, mainly relates to the effects of SecureLink and SecureData acquisitions (see Note 3.2).
(3)	Includes impairment detailed in Note 7.1.

Internal costs capitalized as intangible assets

(in millions of euros)	2019	2018	2017
Labor expenses	389	382	373
Total	389	382	373

Information on telecommunications licenses at December 31, 2019

Orange’s principal commitments under licenses awarded are disclosed in Note 15.

(in millions of euros)			Residual
	Gross value	Net book value	useful life (1)
LTE (4 licenses) (2)	2,182	1,721	11.8 to 16.9
UMTS (2 licenses)	914	209	1.7 and 10.4
GSM	266	20	1.5
France	3,362	1,950
5G (2 licenses)	459	459	11 and 18.9
LTE (3 licenses)	523	355	11.0 to 11.3
UMTS	690	12	0.3
GSM (2 licenses)	285	136	11.0
Spain	1,957	962
LTE (3 licenses)	798	583	8.0 and 11.1
UMTS (2 licenses)	391	71	1.0 and 3.0
GSM (2 licenses)	140	54	7.6 and 9.5
Poland	1,329	708
LTE	441	370	12.0
UMTS	152	54	12.0
GSM (2 licenses)	428	133	12.0
Egypt	1,021	557
LTE	52	42	15.2
UMTS	29	13	12.5
GSM	754	188	11.3
Morocco	835	243
LTE	184	114	9.3
UMTS	61	23	9.3
GSM	292	134	9.3
Romania	537	271
LTE	90	63	10.4
UMTS (3 licenses)	144	90	5.2 to 13.3
GSM	193	106	9.0
Jordan	427	259
LTE (2 licenses)	140	98	7.4 and 13.9
UMTS	149	12	1.3
GSM	76	17	1.2
Belgium	365	127
Other	1,602	968
Total	11,435	6,044

(1)	In number of years, at December 31, 2019.
(2)	Comprises the 700 MHz license of which the spectrum is technologically neutral.

Schedule of property, plant and equipment

(in millions of euros)	December 31, 2019				December 31,	December 31,
		Accumulated			2018	2017
		depreciation
		and	Accumulated	Net book	Net book	Net book
	Gross value	amortization	impairment	value	value	value
Networks and terminals	88,739	(63,428)	(174)	25,137	23,962	22,880
Land and buildings	7,183	(4,943)	(214)	2,026	2,479	2,535
IT equipment	3,933	(3,128)	(2)	803	817	802
Other property, plant and equipment	1,696	(1,234)	(6)	456	435	448
Total property, plant and equipment	101,551	(72,733)	(395)	28,423	27,693	26,665

(in millions of euros)	2019	2018	2017
Net book value of property, plant and equipment - in the opening balance	27,693	26,665	25,912
IFRS 16 transition impact (1)	(574)	—	—
Net book value of property, plant and equipment - including IFRS 16 transition impact	27,119	26,665	25,912
Acquisitions of property, plant and equipment	6,181	5,883	5,677
o/w finance leases	—	136	43
o/w financed assets	144	—	—
Impact of changes in the scope of consolidation (2)	(52)	63	0
Disposals and retirements	(164)	(44)	(35)
Depreciation and amortization	(4,838)	(4,791)	(4,708)
o/w fixed assets	(4,824)	(4,791)	(4,708)
o/w financed assets	(14)	—	—
Impairment (3)	(15)	(39)	(135)
Translation adjustment	115	(27)	(44)
Reclassifications and other items	78	(17)	(2)
Reclassifications to assets held for sale	—	—	—
Net book value of property, plant and equipment - in the closing balance	28,423	27,693	26,665

Schedule of property, plant and equipment held under finance leases

(in millions of euros)	December 31,	December 31,
	2018	2017
	Net book value	Net book value
Land and buildings	423	454
Networks and terminals	115	53
IT Equipment and other	36	21
Total	574	528

Schedule of capitalized expenditure on property, plant and equipment

(in millions of euros)	2019	2018	2017
Labor expenses	459	460	466
Total	459	460	466

Schedule of reconciliation of fixed asset payable

(in millions of euros)	2019	2018	2017
Fixed assets payables - in the opening balance	3,447	3,656	3,707
Business related variations	200	(230)	55
Changes in the scope of consolidation	(14)	0	0
Translation adjustment	29	8	(32)
Reclassifications and other items	3	13	(74)
Reclassification to assets held for sale	—	—	—
Fixed assets payables - in the closing balance	3,665	3,447	3,656
o/w non-current fixed assets payables	817	612	610
o/w current fixed assets payables	2,848	2,835	3,046

Schedule of reconciliation of provisions for dismantling

(in millions of euros)	2019	2018	2017
Dismantling provision - in the opening balance	776	789	737
Provision reversal with impact on income statement	0	—	—
Discounting with impact on income statement	5	13	11
Utilizations without impact on income statement	(24)	(15)	(20)
Changes in provision with impact on assets (1)	67	(19)	57
Changes in the scope of consolidation	—	—	—
Translation adjustment	2	(3)	4
Reclassifications and other items	0	11	—
Reclassification to assets held for sale	—	—	—
Dismantling provision - in the closing balance	825	776	789
o/w non-current provision	810	765	774
o/w current provision	15	11	15

(1)	Included in 2018 extinctions of obligations for (66) million euros.